Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Other Comprehensive Income Loss [Line Items]
Other comprehensive income/(loss), tax expense (benefit)	$ 66